Document and Entity Information	Aug. 23, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828735
Document Type	8-K
Document Period End Date	Aug. 23, 2022
Entity Registrant Name	Benessere Capital Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39836
Entity Tax Identification Number	85-3223033
Entity Address, Address Line One	3109 Grand Avenue #440
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(561)
Local Phone Number	467-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Common Stock One Right And Three Fourth Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, one Right and three-fourths of one Redeemable Warrant
Trading Symbol	BENEU
Security Exchange Name	NASDAQ
Common Classa Subject To Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BENE
Security Exchange Name	NASDAQ
Rights Exchangeable Into One Tenth Of One Share Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, exchangeable into one-tenth of one share of Class A Common Stock
Trading Symbol	BENER
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	BENEW
Security Exchange Name	NASDAQ